PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited)
1
Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.4%
Australia : 15.7%
21,633
Ampol Ltd.
$ 411,158
0.5
55,060
ANZ Group Holdings Ltd.
1,122,203
1.4
17,273
Aristocrat Leisure Ltd.
765,995
1.0
8,052
ASX Ltd.
347,677
0.4
29,614
BHP Group Ltd. - Class DI
780,900
1.0
9,720
CAR Group Ltd.
264,184
0.3
3,249
Cochlear Ltd.
646,940
0.8
35,850
Coles Group Ltd.
435,383
0.6
5,048  Commonwealth Bank of
Australia
524,056
0.7
20,415
Computershare Ltd.
425,351
0.5
2,994
CSL Ltd.
551,982
0.7
130,020  Endeavour Group Ltd./
Australia
371,598
0.5
31,284  Fortescue Metals Group
Ltd.
387,841
0.5
163,617
GPT Group
508,895
0.6
48,473  Insurance Australia Group
Ltd.
270,195
0.3
78,249
Medibank Pvt Ltd.
195,418
0.2
29,532  National Australia Bank
Ltd.
755,965
1.0
52,435
QBE Insurance Group Ltd.
685,039
0.9
7,143
Rio Tinto Ltd.
552,917
0.7
250,760
Scentre Group
603,261
0.8
33,921
South32 Ltd. - Class DI
82,323
0.1
237,719
Telstra Group Ltd.
612,179
0.8
71,934
Transurban Group
602,250
0.8
207,899
Vicinity Ltd.
293,509
0.4
4,102
Wesfarmers Ltd.
192,811
0.2
12,390,030
15.7
China : 22.8%
19,800  37 Interactive
Entertainment Network
Technology Group Co. Ltd.
- Class A
46,458
0.1
24,000  AAC Technologies
Holdings, Inc.
108,483
0.1
125,500  Alibaba Group Holding
Ltd.
1,370,617
1.7
4,400
Autohome, Inc., ADR
121,044
0.2
42,000  Bank of Chengdu Co. Ltd.
- Class A
92,776
0.1
1,067,000  Bank of China Ltd. - Class
H
497,506
0.6
112,400  Bank of Jiangsu Co. Ltd. -
Class A
141,073
0.2
46,000  Bank of Nanjing Co. Ltd. -
Class A
67,316
0.1
215,300  BOE Technology Group
Co. Ltd. - Class A
128,502
0.2
7,000
BYD Co. Ltd. - Class H
230,895
0.3
472,000  China CITIC Bank Corp.
Ltd. - Class H
301,580
0.4
676,000  China Communications
Services Corp. Ltd. - Class
H
356,258
0.4
1,045,960  China Construction Bank
Corp. - Class H
790,808
1.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
28,500  China Hongqiao Group
Ltd.
$ 41,857
0.0
108,500  China Minsheng Banking
Corp. Ltd. - Class H
42,339
0.1
254,000  China Oilfield Services
Ltd. - Class H
219,946
0.3
69,116  China Railway Signal &
Communication Corp. Ltd.
- Class A
61,065
0.1
13,600
(1)
China Resources Mixc
Lifestyle Services Ltd.
51,573
0.1
87,500
(1)
China Resources
Pharmaceutical Group Ltd.
59,159
0.1
2,002,000
(1)
China Tower Corp. Ltd. -
Class H
263,433
0.3
86,500  China XD Electric Co. Ltd.
- Class A
90,715
0.1
32,300  China Yangtze Power Co.
Ltd. - Class A
122,001
0.2
261,000  CMOC Group Ltd. - Class
H
195,575
0.2
39,500  Dong-E-E-Jiao Co. Ltd. -
Class A
318,250
0.4
149,500
Fosun International Ltd.
81,301
0.1
5,800
(1)
Giant Biogene Holding
Co. Ltd.
37,471
0.0
205,500  Great Wall Motor Co. Ltd.
- Class H
332,851
0.4
78,500  GRG Banking Equipment
Co. Ltd. - Class A
142,356
0.2
61,000  Hisense Home Appliances
Group Co. Ltd. - Class H
172,986
0.2
52,600
(1)
Huatai Securities Co. Ltd.
- Class H
90,977
0.1
8,900  Hubei Jumpcan
Pharmaceutical Co. Ltd. -
Class A
36,873
0.0
347,414  Industrial & Commercial
Bank of China Ltd. - Class
H
204,836
0.3
285,900  Inner Mongolia Yuan Xing
Energy Co. Ltd. - Class A
231,611
0.3
23,704
JD.com, Inc. - Class A
443,099
0.6
98,000  Jiangsu Expressway Co.
Ltd. - Class H
99,583
0.1
89,000
Kingsoft Corp. Ltd.
362,004
0.5
256,000
Lenovo Group Ltd.
302,931
0.4
8,400  Livzon Pharmaceutical
Group, Inc. - Class A
44,524
0.1
7,200  Livzon Pharmaceutical
Group, Inc. - Class A
38,163
0.0
43,330
(1)(2)
Meituan - Class B
913,972
1.2
35,200  MINISO Group Holding
Ltd.
176,053
0.2
20,200
NetEase, Inc.
351,668
0.4
756,000  People's Insurance Co.
Group of China Ltd. -
Class H
361,869
0.5
174,000  PetroChina Co. Ltd. -
Class H
123,888
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
268,000  PICC Property & Casualty
Co. Ltd. - Class H
$ 406,906
0.5
107,500  Ping An Insurance Group
Co. of China Ltd. - Class H
625,197
0.8
9,600
(1)
Pop Mart International
Group Ltd.
111,440
0.1
3,370
Qifu Technology, Inc., ADR
128,431
0.2
139,230  Shanghai Baosight
Software Co. Ltd. - Class
B
231,350
0.3
142,800  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
238,612
0.3
17,200  Shenzhen YUTO
Packaging Technology Co.
Ltd. - Class A
58,456
0.1
6,700  Sieyuan Electric Co. Ltd.
- Class A
72,150
0.1
7,000
Silergy Corp.
91,666
0.1
89,700  Sinoma International
Engineering Co. - Class A
129,895
0.2
24,800  Sinopharm Group Co. Ltd.
- Class H
65,008
0.1
35,500
Sinotruk Hong Kong Ltd.
98,332
0.1
68,300
Tencent Holdings Ltd.
3,527,235
4.5
5,649  Tencent Music
Entertainment Group, ADR
64,455
0.1
39,300  Tianqi Lithium Corp. -
Class A
208,512
0.3
310,000
(1)
Topsports International
Holdings Ltd.
97,759
0.1
4,545  Vipshop Holdings Ltd.,
ADR
62,766
0.1
166,000  Weichai Power Co. Ltd. -
Class H
230,185
0.3
82,200  Western Mining Co. Ltd. -
Class A
192,943
0.2
123,400
(1)(2)
Xiaomi Corp. - Class B
444,126
0.6
33,100  Yutong Bus Co. Ltd. -
Class A
100,330
0.1
30,600  Zhejiang Chint Electrics
Co. Ltd. - Class A
96,470
0.1
67,900  Zhejiang Longsheng
Group Co. Ltd. - Class A
95,505
0.1
12,300  Zhejiang NHU Co. Ltd. -
Class A
37,094
0.0
51,100  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
181,446
0.2
46,000
ZTE Corp. - Class H
112,403
0.1
17,976,917
22.8
Hong Kong : 5.9%
28,574
AIA Group Ltd.
215,151
0.3
23,500  Beijing Enterprises
Holdings Ltd.
74,088
0.1
196,500  BOC Hong Kong Holdings
Ltd.
606,301
0.8
622,000  Bosideng International
Holdings Ltd.
324,782
0.4
72,800
China Gas Holdings Ltd.
60,482
0.1
124,000  China Merchants Port
Holdings Co. Ltd.
196,649
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
78,500  China Overseas Land &
Investment Ltd.
$ 135,638
0.2
132,500
CK Asset Holdings Ltd.
543,597
0.7
96,500  CK Hutchison Holdings
Ltd.
504,647
0.6
498,000
Far East Horizon Ltd.
336,054
0.4
76,000  Guangdong Investment
Ltd.
47,786
0.1
1,800  Hong Kong Exchanges &
Clearing Ltd.
67,763
0.1
3,300  Jardine Matheson
Holdings Ltd.
144,078
0.2
39,000
Link REIT
170,592
0.2
55,000  Power Assets Holdings
Ltd.
361,535
0.4
462,000  Sino Biopharmaceutical
Ltd.
194,648
0.2
31,000
Swire Pacific Ltd. - Class A
255,251
0.3
580,000
(1)
WH Group Ltd.
462,351
0.6
4,701,393
5.9
India : 17.3%
1,792
ABB India Ltd.
157,777
0.2
9,096  Adani Ports & Special
Economic Zone Ltd.
128,566
0.2
18,304
Aurobindo Pharma Ltd.
274,204
0.3
52,486
Axis Bank Ltd.
707,963
0.9
36,327
Bank of Baroda
106,229
0.1
105,862
Bharat Electronics Ltd.
387,283
0.5
6,072
Bharti Airtel Ltd.
117,249
0.1
5,082
Cipla Ltd./India
92,407
0.1
7,751  Colgate-Palmolive India
Ltd.
265,468
0.3
16,266
DLF Ltd.
158,978
0.2
10,733
Havells India Ltd.
218,596
0.3
26,636
HCL Technologies Ltd.
584,388
0.7
6,557
(1)
HDFC Asset Management
Co. Ltd.
327,036
0.4
4,298
HDFC Bank Ltd.
91,718
0.1
700
Hero MotoCorp Ltd.
39,536
0.1
36,718
Hindalco Industries Ltd.
285,994
0.4
84,329
ICICI Bank Ltd.
1,297,460
1.6
67,689
Indian Oil Corp. Ltd.
111,519
0.1
18,180
Infosys Ltd.
400,954
0.5
28,144
ITC Ltd.
159,135
0.2
12,512
Kotak Mahindra Bank Ltd.
262,135
0.3
16,817
Larsen & Toubro Ltd.
742,992
0.9
11,776
Lupin Ltd.
286,137
0.4
1,889
Maruti Suzuki India Ltd.
248,172
0.3
156,565
NMDC Ltd.
428,161
0.5
145,149  Oil & Natural Gas Corp.
Ltd.
442,289
0.6
725
PI Industries Ltd.
34,939
0.0
2,380
Pidilite Industries Ltd.
86,365
0.1
61,441
Power Finance Corp. Ltd.
360,845
0.5
157,464  Power Grid Corp. of India
Ltd.
614,775
0.8
65,345
REC Ltd.
412,991
0.5
23,660
Reliance Industries Ltd.
363,059
0.5
15,068
Shriram Finance Ltd.
539,301
0.7

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
6,167  Sun Pharmaceutical
Industries Ltd.
$ 130,168
0.2
719
Supreme Industries Ltd.
39,625
0.1
18,566  Tata Consultancy Services
Ltd.
940,404
1.2
267,264
Tata Steel Ltd.
458,627
0.6
20,210
Tech Mahindra Ltd.
410,639
0.5
12,055  Torrent Pharmaceuticals
Ltd.
474,971
0.6
96,244
Vedanta Ltd.
517,904
0.7
13,706,959
17.3
Indonesia : 0.6%
538,300
Bank Central Asia Tbk PT
339,728
0.4
261,500  Indah Kiat Pulp & Paper
Tbk PT
119,787
0.2
459,515
0.6
Ireland : 0.8%
6,565
(2)
PDD Holdings, Inc., ADR
633,916
0.8
Malaysia : 2.2%
307,600
AMMB Holdings Bhd
373,032
0.5
175,000
Axiata Group Bhd
92,222
0.1
34,500
CIMB Group Holdings Bhd
64,028
0.1
238,600
Genting Bhd
200,927
0.2
604,700
Genting Malaysia Bhd
294,059
0.4
34,600
Hong Leong Bank Bhd
161,065
0.2
107,400
Malayan Banking Bhd
246,449
0.3
127,400
Public Bank Bhd
128,177
0.2
72,300
Sime Darby Bhd
37,121
0.0
180,700  YTL Power International
Bhd
138,570
0.2
1,735,650
2.2
Philippines : 0.4%
17,030  International Container
Terminal Services, Inc.
107,463
0.2
137,120  Metropolitan Bank & Trust
Co.
178,457
0.2
285,920
0.4
Singapore : 3.5%
44,100
(1)
BOC Aviation Ltd.
340,953
0.4
219,000  CapitaLand Ascendas
REIT
428,562
0.5
25,000
DBS Group Holdings Ltd.
793,296
1.0
300,100
Genting Singapore Ltd.
171,481
0.2
9,000  Oversea-Chinese Banking
Corp. Ltd.
109,392
0.1
91,900
Sembcorp Industries Ltd.
358,471
0.5
62,900
Singapore Exchange Ltd.
597,131
0.8
2,799,286
3.5
South Korea : 9.8%
816
CJ CheilJedang Corp.
154,730
0.2
4,022
DB Insurance Co. Ltd.
315,548
0.4
3,143
GS Holdings Corp.
94,602
0.1
5,904  Hankook Tire &
Technology Co. Ltd.
160,021
0.2
200
Hanmi Pharm Co. Ltd.
39,195
0.0
6,009
HD Hyundai Co. Ltd.
336,084
0.4
373  HD Hyundai Electric Co.
Ltd.
94,774
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
2,077
(2)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
$ 305,921
0.4
1,126
Hyundai Mobis Co. Ltd.
193,901
0.2
10,165
Hyundai Steel Co.
153,203
0.2
6,274
KB Financial Group, Inc.
433,314
0.5
5,991
Kia Corp.
401,175
0.5
5,902  Korea Investment Holdings
Co. Ltd.
317,115
0.4
1,167  Kumho Petrochemical Co.
Ltd.
82,971
0.1
1,108
LG Chem Ltd.
226,690
0.3
1,569
LG Electronics, Inc.
101,415
0.1
602
LG H&H Co. Ltd.
134,561
0.2
1,355
Lotte Chemical Corp.
62,876
0.1
10,653  Mirae Asset Securities
Co. Ltd.
65,572
0.1
38,615  NH Investment &
Securities Co. Ltd.
370,152
0.5
51,372  Samsung Electronics Co.
Ltd.
2,020,113
2.6
1,262  Samsung Fire & Marine
Insurance Co. Ltd.
357,042
0.5
410
Samsung SDS Co. Ltd.
43,305
0.1
7,379  Shinhan Financial Group
Co. Ltd.
282,742
0.4
4,015
SK Hynix, Inc.
468,765
0.6
4,337
SK Telecom Co. Ltd.
190,929
0.2
2,365
SK, Inc.
232,333
0.3
8,490  Woori Financial Group,
Inc.
101,938
0.1
7,740,987
9.8
Taiwan : 17.0%
44,000  ASE Technology Holding
Co. Ltd.
209,040
0.3
253,000
Compal Electronics, Inc.
288,577
0.4
40,000
Delta Electronics, Inc.
474,237
0.6
44,000  Evergreen Marine Corp.
Taiwan Ltd.
295,609
0.4
126,000  Far Eastern New Century
Corp.
130,190
0.2
7,000
Fortune Electric Co. Ltd.
119,386
0.1
161,000  Hon Hai Precision Industry
Co. Ltd.
980,440
1.2
57,000
Inventec Corp.
86,879
0.1
20,000
MediaTek, Inc.
785,285
1.0
28,000  Micro-Star International
Co. Ltd.
148,418
0.2
21,000  President Chain Store
Corp.
175,026
0.2
9,000
Quanta Computer, Inc.
81,819
0.1
25,000  Realtek Semiconductor
Corp.
369,377
0.5
247,627  Taiwan Semiconductor
Manufacturing Co. Ltd.
7,716,195
9.8
77,000  Uni-President Enterprises
Corp.
201,066
0.2
207,000  United Microelectronics
Corp.
280,832
0.4

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
1,000  Voltronic Power
Technology Corp.
$ 56,987
0.1
376,000
(2)
Winbond Electronics Corp.
187,099
0.2
49,000
Wistron Corp.
172,981
0.2
2,000
Wiwynn Corp.
120,686
0.1
134,000  Yang Ming Marine
Transport Corp.
303,682
0.4
63,000  Zhen Ding Technology
Holding Ltd.
224,129
0.3
13,407,940
17.0
Thailand : 1.4%
10,600
Bumrungrad Hospital PCL
64,436
0.1
73,400
Kasikornbank PCL
322,489
0.4
229,800
Krung Thai Bank PCL
134,296
0.2
62,500  PTT Exploration &
Production PCL
232,840
0.3
106,300
SCB X PCL
354,876
0.4
1,108,937
1.4
Total Common Stock
(Cost $65,369,968)
76,947,450
97.4
EXCHANGE-TRADED FUNDS : 2.5%
26,177  iShares MSCI All Country
Asia ex Japan ETF
1,942,333
2.5
Total Exchange-Traded
Funds
(Cost $1,980,244)
1,942,333
2.5
Total Long-Term
Investments
(Cost $67,350,212)
78,889,783
99.9
SHORT-TERM INVESTMENTS : 0.7%
Mutual Funds : 0.7%
569,000
(3)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.530%
(Cost $569,000) $ 569,000 0.7
Total Short-Term
Investments
(Cost $569,000)
569,000
0.7
Total Investments in
Securities
(Cost $67,919,212) $ 79,458,783 100.6
Liabilities in Excess of
Other Assets (466,030) (0.6)
Net Assets $ 78,992,753 100.0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
Rate shown is the 7-day yield as of November 30, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 24.1%
Information Technology 23.6
Consumer Discretionary 9.7
Industrials 9.1
Communication Services 7.6
Materials 6.7
Health Care 4.5
Real Estate 4.0
Consumer Staples 3.0
Energy 2.8
Exchange-Traded Funds 2.5
Utilities 2.3
Short-Term Investments 0.7
Liabilities in Excess of Other Assets (0.6)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 12,390,030 $ — $ 12,390,030
China 907,791 17,069,126 — 17,976,917
Hong Kong 480,132 4,221,261 — 4,701,393
India 86,365 13,620,594 — 13,706,959
Indonesia 339,728 119,787 — 459,515
Ireland 633,916 — — 633,916
Malaysia — 1,735,650 — 1,735,650
Philippines 107,463 178,457 — 285,920
Singapore 340,953 2,458,333 — 2,799,286
South Korea — 7,740,987 — 7,740,987
Taiwan — 13,407,940 — 13,407,940
Thailand 354,876 754,061 — 1,108,937
Total Common Stock 3,251,224 73,696,226 — 76,947,450
Exchange-Traded Funds 1,942,333 — — 1,942,333
Short-Term Investments 569,000 — — 569,000
Total Investments, at fair value $ 5,762,557 $ 73,696,226 $ — $ 79,458,783
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (242,460) $ — $ (242,460)
Total Liabilities $ — $ (242,460) $ — $ (242,460)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At November 30, 2024, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI Australia
ETF
Royal Bank of
Canada Call 12/20/24 USD 25.570 62,573 USD 1,653,804 $ 21,600 $ (45,543)
iShares MSCI
Emerging Markets ETF
Royal Bank of
Canada Call 12/20/24 USD 42.950 416,764 USD 18,029,211 275,648 (196,917)
$ 297,248 $ (242,460)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 16,321,124
Gross Unrealized Depreciation (4,781,553)
Net Unrealized Appreciation $ 11,539,571